Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Number and weighted average exercise price of share options
The number and the weighted-average exercise prices of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	Bonus Payments	Other
Options outstanding at 1 July 2018	125,545	3,440,465	1,277,700	—	—	360,345	10,000
Options granted during the year	—	—	—	875,044	594,028	—	—
Options exercised during the year	94,040	2,724,917	72,601	46,000	—	117,110	10,000
Options forfeited during the year	—	—	76,400	44,200	33,859	—	—
Options outstanding at 30 June 2019	31,505	715,548	1,128,699	784,844	560,169	243,235	—

Options outstanding at 1 July 2017	125,545	3,440,465	983,500	—	—	—	—
Options granted during the year	—	—	329,700	—	—	360,345	10,000
Options exercised during the year	—	—	—	—	—	—	—
Options forfeited during the year	—	—	35,500	—	—	—	—
Options outstanding at 30 June 2018	125,545	3,440,465	1,277,700	—	—	360,345	10,000

Options outstanding at 1 July 2016	176,980	3,440,465	698,750	—	—	—	—
Options granted during the year	—	—	452,000	—	—	—	—
Options exercised during the year	—	—	—	—	—	—	—
Options forfeited during the year	51,435	—	167,250	—	—	—	—
Options outstanding at 30 June 2017	125,545	3,440,465	983,500	—	—	—	—

Weighted average exercise price 30 June 2019 - £	0.59	—	—	—	19.59	—	—
Weighted average exercise price 30 June 2018 - £	0.82	—	—	—	—	—	4.58
Weighted average exercise price 30 June 2017 - £	0.82	—	—	—	—	—	—
Weighted average contractual life 2019 - years	5	17	6	3	2	2	—
Weighted average contractual life 2018 - years	6	19	7	—	—	3	1
Weighted average contractual life 2017 - years	7	20	8	—	—	—	—

Valuation inputs for options granted
Options granted in the period have been valued using a Black Scholes option pricing model using the following inputs:

	2019	2018	2017
Exercise price	£0.00 - £19.59	£0.02 - £4.58	£0.00 - 0.02
Risk free rate	1.0%-2.91%	0.30%-0.37%	0.23%
Expected volatility	30.0%-36.0%	29.9%-36.9%	43.7%
Expected dividends	—	—	—
Fair value of option	£4.52-£29.54	£0.63-£7.14	£3.5